Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
Vessels, net

	Cost	Accumulated Depreciation	Net Book Value
Vessels
Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965

Balance at December 31, 2011	$816,736	$(42,112)	$774,624
Additions	207,795	(41,681)	166,114

Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738